Summary of Significant Accounting Policies - Share-Based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	May 02, 2018	May 10, 2017	May 04, 2016
Share based payment plans [line items]
Description of method of settlement for share-based payment arrangement	Sanofi has granted a number of equity-settled share-based payment plans (stock option plans) to some of its employees. The terms of those plans may make the award contingent on the attainment of performance criteria for some of the grantees.
Option vesting period		4 years	4 years	4 years
Description of vesting requirements for share-based payment arrangement	In accordance with IFRS 2, an expense equivalent to the fair value of such plans is recognized on a straight line basis over the vesting period of the plan, with the opposite entry recognized in equity. Depending on the country, the vesting period of such plans is either three or four years. Plans with a two-year or three-year vesting period are subject to a two-year lock-up period.
Lock-up period	2 years
Stock option plans [member]
Share based payment plans [line items]
Option vesting period	4 years